Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Subscription Receviable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2019	$ 45,000	$ (45,000)	$ 24	$ (159,854)	$ (2,216)	$ (162,046)
Beginning balance, shares at Sep. 30, 2019	40,000,000
Net income (loss)				(205,154)		(205,154)
Conversion of shareholder loan of capital						1,148,106
Foreign currency translation adjustment					(1,829)	(1,829)
Ending balance, value at Sep. 30, 2020	$ 45,000	(45,000)	24	(365,008)	(2,370)	(367,354)
Ending balance, shares at Sep. 30, 2020	40,000,000
Net income (loss)				1,447,650		1,447,650
Foreign currency translation adjustment					(19,063)	(19,063)
Capital contribution by shareholders		45,000	155,000			200,000
Ending balance, value at Sep. 30, 2021	$ 45,000		155,024	1,082,642	(21,433)	1,261,233
Ending balance, shares at Sep. 30, 2021	40,000,000
Net income (loss)				3,602,365		3,602,365
Foreign currency translation adjustment					(585,619)	(585,619)
Issuance of common stock in the IPO (net of offering costs of $2,730,674)	$ 6,047		18,763,279			18,769,326
Issuance of common stock in the IPO (net of offering costs of $2,730,674),shares	5,375,000
Ending balance, value at Sep. 30, 2022	$ 51,047		$ 18,918,303	$ 4,685,007	$ (607,052)	$ 23,047,305
Ending balance, shares at Sep. 30, 2022	45,375,000